Securities purchased (sold) under resale (repurchase) agreements (Tables)	12 Months Ended
Dec. 31, 2021
Securities purchased under agreements to resell [Abstract]
Summary of securities purchased under agreements to resell	Securities purchased under agreements to resell

	2021	2020

Available portfolio	3,322,254	1,409,742
National Treasury Notes (NTNs) (i)	2,671,122	876,146
Financial Treasury Bills (LFTs) (i)	—	452,714
National Treasury Bills (LTNs) (i)	544,546	44,093
Debentures (ii)	37,688	36,789
Real Estate Receivable Certificates (CRI) (ii)	43,397	—
Financial credit bills (LF)	25,501	—

Collateral held	5,574,846	5,218,037
National Treasury Bills (LTNs) (i)	—	976,468
National Treasury Notes (NTNs) (i)	1,556,303	4,241,569
Debentures (ii)	906,519	—
Real Estate Receivable Certificates (CRI) (ii)	2,586,893	—
Financial credit bills (LF)	525,131	—

Expected Credit Loss (iii)	(2,569)	(370)

Total	8,894,531	6,627,409
(i) Investments in purchase and sale commitments collateral-backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated in the subsidiary XP CCTVM and in exclusive funds and were carried out at an average fixed rate of 9.15% p.a. (1.91% p.a. as of December 31, 2020).
(ii) Refers to fixed-income securities issued by private companies.
(iii) The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.

Summary of securities sold under repurchase agreements	Securities sold under repurchase agreements

	2021	2020

National Treasury Bills (LTNs)	3,325,188	18,318,498
National Treasury Notes (NTNs)	10,098,672	13,497,944
Financial Treasury Bills (LFTs)	7,515,712	—
Debentures	553,953	22,902
Real Estate Receivable Certificates (CRI)	4,324,155	—
Financial credit bills (LF)	463,665	—
Total	26,281,345	31,839,344